Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Including Goodwill
Intangible asset balances by major asset class

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2018:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,568	$(629)	$939
Client relationships	2,068	(1,123)	945
Completed technology	2,156	(1,296)	860
Patents/trademarks	641	(330)	311
Other*	56	(23)	32

Total	$6,489	$(3,402)	$3,087

*Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2017:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,600	$(790)	$810
Client relationships	2,358	(1,080)	1,278
Completed technology	2,586	(1,376)	1,210
Patents/trademarks	668	(256)	413
Other*	47	(16)	31

Total	$7,260	$(3,518)	$3,742

* Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense	($ in millions)
	Capitalized	Acquired
	Software	Intangibles	Total
2019	$461	$676	$1,137
2020	320	565	886
2021	157	450	608
2022	—	382	382
2023	—	64	64

Changes in goodwill balances by reportable segment

($ in millions)

					Foreign
					Currency
	Balance				Translation	Balance
	January 1,	Goodwill	Purchase Price		and Other	December 31,
Segment	2018	Additions	Adjustments	Divestitures	Adjustments*	2018
Cognitive Solutions	$19,665	$10	$0	$(1)	$(290)	$19,384
Global Business Services	4,813	24	(3)	—	(92)	4,742
Technology Services & Cloud Platforms	10,447	—	0	—	(156)	10,292
Systems	1,862	—	0	—	(15)	1,847

Total	$36,788	$34	$(3)	$(1)	$(553)	$36,265

* Primarily driven by foreign currency translation.

($ in millions)

					Foreign
					Currency
	Balance				Translation	Balance
	January 1,	Goodwill	Purchase Price		and Other	December 31,
Segment	2017	Additions	Adjustments	Divestitures	Adjustments*	2017
Cognitive Solutions	$19,484	$3	$(38)	$(20)	$235	$19,665
Global Business Services	4,607	—	2	—	204	4,813
Technology Services & Cloud Platforms	10,258	13	(2)	—	179	10,447
Systems	1,850	—	0	—	13	1,862

Total	$36,199	$16	$(38)	$(20)	$631	$36,788

* Primarily driven by foreign currency translation.